Note 3 - Liquidity Risks and Management's Plans (Details Textual) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Attributable to Parent, Total	$ (6,534)	$ (7,375)	$ (7,126)	$ (6,437)	$ (6,537)	$ (9,042)	$ (3,927)	$ (3,052)	$ (4,512)	$ (27,475)	$ (20,533)
Retained Earnings (Accumulated Deficit), Ending Balance	$ (691,656)	$ (685,122)				$ (657,647)				$ (685,122)	$ (657,647)